Share-Based Compensation (Summary of Stock Option Plans) (Detail)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Share Options [Line Items]
Number of shares subject to option, Outstanding, beginning of year | shares	6,744,720	10,997,892
Number of shares subject to option, Granted | shares	375,483	1,518,490
Number of shares subject to option, Exercised | shares	(3,066,148)	(4,336,682)
Number of shares subject to option, Forfeited or cancelled | shares	(66,219)	(375,005)
Number of shares subject to option, Expired | shares	(102,358)	(1,059,975)
Number of shares subject to option, Outstanding, end of year	3,885,478	6,744,720
Weighted average exercise price, Balance - beginning of year	$ 54.87	$ 53.59
Weighted average exercise price, Granted	77.50	56.62
Weighted average exercise price, Exercised	54.37	45.24
Weighted average exercise price, Forfeited or cancelled	65.92	50.34
Weighted average exercise price, Expired	99.53	85.66
Weighted average exercise price, Outstanding, end of year	$ 55.48	$ 54.87